UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-09589

                         Scudder RREEF Securities Trust
                         ------------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  9/30/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder RREEF Real Estate Securities Fund
Investment Portfolio as of September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------------------------------------------

                                                                                       Shares              Value ($)
                                                                                  ----------------------------------

Common Stocks 97.2%
Apartments 17.6%
AMLI Residential Properties Trust (REIT)                                              121,900             3,724,045
Apartment Investment & Management Co. "A" (REIT)                                      720,700            25,065,946
Archstone-Smith Trust (REIT)                                                          902,520            28,555,733
Avalonbay Communities, Inc. (REIT)                                                    573,392            34,529,666
BRE Properties, Inc. "A" (REIT)                                                       346,700            13,295,945
Equity Residential (REIT)                                                           1,929,129            59,802,999
Gables Residential Trust (REIT)                                                       133,700             4,565,855
Home Properties, Inc. (REIT)                                                          172,550             6,826,078
Summit Properties, Inc. (REIT)                                                        180,600             4,885,230
                                                                                                     --------------
                                                                                                        181,251,497

Diversified 9.8%
American Financial Realty Trust (REIT)                                                964,500            13,609,095
Capital Automotive (REIT)                                                             150,600             4,709,262
Colonial Properties Trust (REIT)                                                      125,800             5,059,676
Crescent Real Estate Equities Co. (REIT)                                              796,000            12,529,040
Duke Realty Corp. (REIT)                                                              886,100            29,418,520
Lexington Corporate Properties Trust (REIT)                                           368,800             8,006,648
One Liberty Properties, Inc. (REIT)                                                   119,400             2,155,170
PS Business Parks, Inc. (REIT)                                                        412,500            16,438,125
Reckson Associates Realty Corp. (REIT)                                                304,600             8,757,250
                                                                                                     --------------
                                                                                                        100,682,786

Health Care 5.2%
Healthcare Realty Trust, Inc. (REIT)                                                  244,600             9,549,184
National Health Investors, Inc. (REIT)                                                281,206             7,997,499
Nationwide Health Properties, Inc. (REIT)                                             520,295            10,796,121
Senior Housing Properties Trust (REIT)                                                555,200             9,893,664
Universal Health Realty Income Trust (REIT)                                            89,000             2,696,700
Ventas, Inc. (REIT)                                                                   504,600            13,079,232
                                                                                                     --------------
                                                                                                         54,012,400

Hotels 8.8%
Hilton Hotels Corp.                                                                 1,415,500            26,668,020
Host Marriott Corp. * (REIT)                                                        1,476,400            20,713,892
La Quinta Corp.*                                                                    1,969,900            15,365,220
Starwood Hotels & Resorts Worldwide, Inc.                                             577,509            26,807,968
Winston Hotels, Inc. (REIT)                                                           108,900             1,165,230
                                                                                                     --------------
                                                                                                         90,720,330

Industrial 9.1%
Catellus Development Corp. (REIT)                                                     897,944            23,804,495
Liberty Property Trust (REIT)                                                         723,500            28,824,240
ProLogis (REIT)                                                                     1,005,100            35,419,724
Sun Communities, Inc. (REIT)                                                          146,800             5,753,092
                                                                                                     --------------
                                                                                                         93,801,551

Media 0.4%
Entertainment Properties Trust (REIT)                                                 101,500             3,836,700

Office 15.7%
Arden Realty Group, Inc. (REIT)                                                       511,900            16,677,702
BioMed Realty Trust, Inc. (REIT)                                                      373,000             6,561,070
Brandywine Realty Trust (REIT)                                                        228,300             6,501,984
Brookfield Properties Corp. (REIT)                                                    633,255            20,428,806
CarrAmerica Realty Corp. (REIT)                                                       273,504             8,943,581
CRT Properties, Inc. (REIT)                                                           196,900             4,223,505
Equity Office Properties Trust (REIT)                                               1,811,500            49,363,375
Glenborough Realty Trust, Inc. (REIT)                                                 242,592             5,038,636
Highwoods Properties, Inc. (REIT)                                                     476,400            11,724,204
Mack-Cali Realty Corp. (REIT)                                                         464,973            20,598,304
Trizec Properties, Inc. (REIT)                                                        777,500            12,416,675
                                                                                                     --------------
                                                                                                        162,477,842

Regional Malls 15.0%
General Growth Properties, Inc. (REIT)                                                580,126            17,983,906
Pennsylvania Real Estate Investment Trust (REIT)                                      301,400            11,652,124
Simon Property Group, Inc. (REIT)                                                   1,720,717            92,282,053
Taubman Centers, Inc. (REIT)                                                          236,600             6,111,378
The Mills Corp. (REIT)                                                                 95,700             4,963,959
The Rouse Co. (REIT)                                                                  334,300            22,357,984
                                                                                                     --------------
                                                                                                        155,351,404

Shopping Centers 13.5%
Commercial Net Lease Realty (REIT)                                                    225,300             4,104,966
Developers Diversified Realty Corp. (REIT)                                            469,100            18,365,265
Equity One, Inc. (REIT)                                                               351,400             6,894,468
Federal Realty Investment Trust (REIT)                                                441,100            19,408,400
Heritage Property Investment Trust (REIT)                                             233,500             6,811,195
Inland Real Estate Corp. (REIT)                                                       681,400             9,982,510
Pan Pacific Retail Properties, Inc. (REIT)                                            343,700            18,594,170
Realty Income Corp. (REIT)                                                            167,600             7,547,028
Regency Centers Corp. (REIT)                                                          462,400            21,496,976
Vornado Realty Trust (REIT)                                                           415,800            26,062,344
                                                                                                     --------------
                                                                                                        139,267,322

Other 2.1%
FrontLine Capital Group*                                                               12,400                     1
Public Storage, Inc. (REIT)                                                           442,300            21,915,965
                                                                                                     --------------
                                                                                                         21,915,966

                                                                                                     --------------
Total Common Stocks (Cost $834,623,573)                                                               1,003,317,798

Cash Equivalents 2.1%
Scudder Cash Management QP Trust 1.70% (a)
(Cost $21,782,420)                                                                 21,782,420            21,782,420
                                                                                                     --------------
                                                                                         % of
                                                                                        Net Assets         Value ($)
                                                                                        ----------         ---------

Total Investment Portfolio  (Cost $856,405,993)                                          99.3         1,025,100,218
Other Assets and Liabilities, Net                                                         0.7             7,532,961
                                                                                                     --------------
Net Assets                                                                              100.0         1,032,633,179
                                                                                                     ==============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder RREEF Real Estate Securities Fund


By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder RREEF Real Estate Securities Fund

By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               November 19, 2004